Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 55,393	$ 44,795	$ 103,841	$ 89,862
Share-based compensation	21,806	26,879	48,669	54,381
Travel expenses	11,830	6,557	22,649	10,621
Professional services	10,110	7,626	19,003	16,567
Office expenses	5,328	7,018	11,770	13,067
Other expenses	15,270	11,997	24,409	17,849
Total selling, general and administrative expenses	$ 119,737	$ 104,872	$ 230,341	$ 202,347